Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 37,763	$ 45,761	$ 80,937	$ 110,701
Trade & other receivables	50,366	3,743
Available-for-sale financial asset	2,321	1,997
Other non-current assets	3,361	1,916
Financial assets, Total	93,811	53,417
Trade and other payables	18,921	21,805
Borrowings	59,397
Contingent considerations	42,070	63,595
Financial liabilities, Total	120,388	85,400
Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	18,921	21,805
Borrowings	59,397
Financial liabilities, Total	78,318	21,805
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent considerations	42,070	63,595
Financial liabilities, Total	42,070	63,595
Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	37,763	45,761
Trade & other receivables	50,366	3,743
Other non-current assets	3,361	1,916
Financial assets, Total	91,490	51,420
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Available-for-sale financial asset	2,321	1,997
Financial assets, Total	$ 2,321	$ 1,997